Related Party Balances and Transactions - Purchase of raw material or property, plant and equipment (Details) - Related party - Purchase of raw material or property, plant and equipment - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 293,779	¥ 1,247,467	¥ 1,066,832
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	86,985	1,062,521	728,096
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	85,938	73,071	248,604
Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	48,547
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	37,603	¥ 111,875	¥ 90,132
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	32,213
Shanghai VTA Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	2,485
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 8